INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
INCOME TAXES
Loss before provision of income tax	$ (6,848)	$ (70,988)	$ (88,076)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (1,712)	$ (17,747)	$ (22,019)
Reversal of taxable deemed interest income from inter-company interest-free loans for prior years	(1,593)	(2,259)	2,108
Impairment of goodwill		18,523
Fair value changes on contingent consideration		(16,399)
Non-taxable income		(234)
Non-deductible loss and other expenses not deductible for tax purposes	109	298	15,644
Effect of income tax rate differences in jurisdictions other than the PRC	1,128	2,313	3,234
Effect of tax holiday	147	305	(53)
Tax effect of tax rate change	(1,025)
Changes in valuation allowance	1,418	13,280	1,948
Income tax expenses (benefit)	$ (1,528)	$ (1,920)	$ 862